Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,237,490
Previously Paid Amount	0.00
Total Fee Amount	2,242.40
Total Offset Amount	0.00
Net Fee	2,242.40
Narrative - Max Aggregate Offering Price	$ 16,237,490
Final Prospectus	true